Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 38,377	$ 20,194	$ 10,824
Adjustments to reconcile net income to net cash provided by operating activities
Share of net (income)/ loss of equity method investments	653	238	(156)
Gain on re-measurement of fair value of the equity method investment	(995)
Depreciation and amortization	7,119	4,139	4,543
Provision of allowance for doubtful accounts	415	313	44
Loss/(gain) on disposal of properties and equipment	(35)	240	515
Loss on impairments of goodwill and indefinite-lived intangible assets	19
Change in fair value of forward contract	(2,465)	2,465
Share-based compensation	5,362	6,457	4,832
Deferred tax	(886)	(181)	(217)
Changes in operating assets and liabilities
Accounts receivable	(10,806)	(4,609)	(9,524)
Prepaid expenses and other current assets	201	(1,204)	404
Other long term assets	(70)	(13)	38
Accounts payable	256	795	(1,576)
Accrued expense and other current liabilities	9,476	3,925	4,036
Deferred revenue	(1,031)	2,671	(4,309)
Income tax payable	2,241	3,099	1,041
Due from related parties	(60)
Net cash provided by operating activities	47,771	38,529	10,495
Cash flows from investing activities
Decrease in restricted cash	495		264
Purchase/maturity of term deposits	61,175	(62,198)
Payments made for equity method investments	(688)		(3,659)
Loans made to related parties			(275)
Repayment of loans made to related parties	1,081	15,623	2,196
Purchase of properties and equipment	(10,265)	(23,955)	(974)
Proceeds from disposal of properties and equipment	126	75	118
Considerations paid in business acquisitions (net of cash acquired of $2,148)	(9,305)
Net cash (used in)/provided by investing activities	42,619	(70,455)	(2,330)
Cash flows from financing activities
Payment made in connection with repurchase of shares			(1)
Cash distributed on discontinued operations			(1,156)
Cash received from exercise of share option	1,232	98
Proceeds from issuance of ordinary shares upon IPO		110,222
Offering costs paid in connection with the IPO		(11,117)	(1,054)
Dividends paid to noncontrolling interest of ADF Navigation	(468)
Net cash (used in)/provided by financing activities	764	99,203	(2,211)
Net increase in cash	91,154	67,277	5,954
Effect of exchange rate changes	5,437	1,112	(15)
Cash at the beginning of year	103,105	34,716	28,777
Cash at the end of year	199,696	103,105	34,716
Supplemental disclosures of cash flow information Income tax paid	$ 3,776	$ 1,099	$ 412